                                                                               Filed pursuant to Rule 497(e)
    Registration Nos. 333-181176; 811-22696

EXPLANATORY NOTE

The purpose of this filing is to file supplemental risk/return summary information for the Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF, a separate series of Compass EMP Funds Trust, in interactive data format.